Credit Risk and Impairment Assessment	12 Months Ended
Oct. 31, 2025
Credit Risk and Impairment Assessment [Abstract]
CREDIT RISK AND IMPAIRMENT ASSESSMENT
25.	CREDIT RISK AND IMPAIRMENT ASSESSMENT

Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to accounts receivable, other receivables and deposits, bank balances, fiduciary bank balances and amounts due from AMTD Group. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.

The Group performed impairment assessment for financial assets under CECL model. Information about the Group’s credit risk management, maximum credit risk exposures and the related impairment assessment, if applicable, is summarized as below:

Accounts receivable

In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.

In addition, the Group performs impairment assessment under CECL model on accounts receivable from digital solutions services with significant balances or credit-impaired individually. The remaining accounts receivable from digital solutions services, receivable from media and entertainment services and receivable from hotel operations, hospitality and VIP services are assessed collectively and grouped based on shared credit risk characteristics by reference to the Group’s past due status of outstanding balances, nature, size and industry of debtors and external credit ratings. The Company assesses the CECL of accounts receivable arising from the digital solutions services and accounts receivable from hotel operation services based on historical observed default rates over the expected life of the debtors and forward-looking information that is available without undue cost or effort. The forward-looking information is considered through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate. For year ended October 31, 2024 and 2025, the Group assessed the CECL on accounts receivable to be insignificant and thus no loss allowance is recognized.

Fiduciary bank balances and bank balances

Credit risk on fiduciary bank balances and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed CECL for fiduciary bank balances and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the CECL on fiduciary bank balances and bank balances is insignificant and therefore no allowance was recognized.

Amounts due from AMTD Group

The Group regularly evaluates the business performance of AMTD Group. The Group’s credit risks in these balances are considered low due to strong financial position. The management believes that there are no significant increases in credit risk of these amounts since initial recognition and the Group provided impairment based on CECL. The Group assessed the CECL on amounts due from AMTD Group to be insignificant and thus no loss allowance is recognized.

Other receivables and deposits

For other receivables and deposits, the Group regularly reviews the recoverable amount of each individual debtor to ensure that adequate impairment losses are recognized for irrecoverable debts. The Group performs impairment assessment under CECL model on such other receivables and deposits individually. The Group believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on CECL. The Group assessed the CECL on other receivables and deposits are insignificant and thus no loss allowance is recognized.